Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 221,746	€ 226,339
Interest-bearing deposits [Abstract]
Demand deposits	126,280	133,280
Time deposits	130,039	133,952
Savings deposits	86,340	88,303
Total interest-bearing deposits	342,659	355,534
Total deposits	€ 564,405	€ 581,873